CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ (16,606)	$ 1,247,246	$ 1,147,262
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(1,617,663)	(1,857,342)
Changes in operating assets and liabilities:
Prepaid expenses		57,300	(147,500)
Accrued expenses	12,214	57,275	450,081
Accounts payable	4,392	3,181	18,475
Accrued expenses - related party		60,000	54,839
Due to related parties		67,852	92,503
Net cash used in operating activities		(124,809)	(241,682)
Cash Flows from Investing Activities:
Principal deposited in Trust Account			(201,250,000)
Net cash used in investing activities			(201,250,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross			201,250,000
Proceeds received from private placement			6,025,000
Payment of offering costs			(4,211,257)
Repayments of Related Party Debt			(61,720)
Net cash provided by financing activities			203,002,023
Net decrease in cash		(124,809)	1,510,341
Cash - beginning of the period		1,510,341
Cash - end of the period		1,385,532	1,510,341
Supplemental disclosure of noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption		$ 1,247,250	191,592,030
Deferred offering costs included in accrued expenses	436,852		28,496
Deferred offering costs included in accounts payable	17,587
Deferred offering costs advanced by related party	56,883		396,720
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 25,000		25,000
Deferred underwriting commissions in connection with the initial public offering			7,043,750
Deferred legal fees in connection with the initial public offering			$ 150,000